INCOME TAXES (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current	$ 927	$ 501	$ 348
Deferred	(8,148)	1,344	783
Current Federal, State and Local, Tax Expense (Benefit), Total	(7,221)	1,845	1,131
Domestic	(7,674)	1,768	1,256
Foreign	453	77	(125)
Taxes on income	$ (7,221)	$ 1,845	$ 1,131